Audit Information	12 Months Ended
Jun. 30, 2025
Auditor [Table]
Auditor Name	Fortune CPA, Inc
Auditor Firm ID	6901
Auditor Location	Garden Grove, CA
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Xinxu Copper Industry Technology Limited (“the Company”) as of June 30, 2025 and 2024, and the related consolidated statements of operations and comprehensive income, changes in shareholders’ equity, and cash flows for each of the three years in the period ended June 30, 2025, and the related notes (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of June 30, 2025, 2024 and 2023, and the results of its operations and its cash flows for the years then ended, in conformity with accounting principles generally accepted in the United States of America.